Supplement dated November 18, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time.

Loomis Sayles Core Plus Bond Fund

(the “Fund”)

Effective September 30, 2026, Peter W. Palfrey has elected to retire and will no longer serve as a portfolio manager of the Fund, effective June 30, 2026.

Accordingly, effective June 30, 2026, all references and corresponding disclosure related to Mr. Palfrey in the Fund’s Summary Prospectus, Prospectus and SAI will be deleted.

Richard G. Raczkowski will remain as Lead Portfolio Manager of the Fund, and Ian Anderson and Barath W. Sankaran will remain as Agency MBS Portfolio Managers for the Fund.

Additionally, effective June 30, 2026, Michael F. Gladchun will join the portfolio management team as Lead Portfolio Manager alongside Mr. Raczkowski.

Accordingly, effective June 30, 2026 the information under the subsection “Portfolio Managers” in the “Management” section in the Fund’s Summary Prospectus is revised to include the following:

Michael F. Gladchun, Portfolio Manager at the Advisor, has served as co-lead portfolio manager of the Fund since 2026.

Effective June 30, 2026, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Michael F. Gladchun – Michael F. Gladchun has served as co-lead portfolio manager of the Loomis Sayles Core Plus Bond Fund since 2026. Mr. Gladchun, Portfolio Manager at Loomis Sayles, began his investment career in 2000 and joined Loomis Sayles in 2004. Mr. Gladchun received his B.A. from the University of Vermont, an M.B.A. from Boston University, and has over 24 years of investment experience.

Effective June 30, 2026, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI are amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Gladchun as of September 30, 2025:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Michael F. Gladchun	0	$0	0	$0	1	$92.4 million	0	$0	4	$466.8 million	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2025, Mr. Gladchun had the following ownership of the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested[1]
Michael Gladchun	Loomis Sayles Core Plus Bond Fund	E

1A. None

B. $1 – $10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000